Receivables, net (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Balance at end of period	$ 58	$ 55
Total gross amount	876	771
A | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	435	447
B | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	265	152
C | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	120	142
D | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	49	23
E | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	7	7
Trade receivables (excluding those with a contractual maturity of one year or less)
Changes in the doubtful debt allowance for trade receivables
Balance at beginning of period	50	37
Reversal of allowance	(7)	(13)
Additions to allowance	16	36
Amounts written off	(1)	(3)
Exchange rate differences	(5)	(7)
Balance at end of period	53	50
Trade receivables (excluding those with a contractual maturity of one year or less) | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Balance at end of period	53	50
Total gross amount	661	534
Trade receivables (excluding those with a contractual maturity of one year or less) | A | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	279	251
Trade receivables (excluding those with a contractual maturity of one year or less) | B | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	238	134
Trade receivables (excluding those with a contractual maturity of one year or less) | C | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	90	122
Trade receivables (excluding those with a contractual maturity of one year or less) | D | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	48	22
Trade receivables (excluding those with a contractual maturity of one year or less) | E | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	6	5
Other receivables | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Balance at end of period	5	5
Total gross amount	215	237
Other receivables | A | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	156	196
Other receivables | B | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	27	18
Other receivables | C | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	30	20
Other receivables | D | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	1	1
Other receivables | E | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	$ 1	$ 2